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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2013

Check here if Amendment [_]; Amendment Number:

   This Amendment (Check only one.):   [_] is a restatement.
                                       [_] adds new holdings entries.

Institutional Investment Manager Filing this Report

Name:    Hochschild Mining plc

Address: Calle La Colonia 180
         Urb. El Vivero, Santiago de Surco
         Lima, Peru


Form 13F File Number: 28-14103

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Raj Bhasin

Title:   Company Secretary

Phone:   +442079072936


Signature, Place, and Date of Signing:

    /s/  Raj Bhasin            London, England              May 10, 2013
_______________________    ________________________    _______________________
      [Signature]               [City, State]                  [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:      0

Form 13F Information Table Entry Total: 1

Form 13F Information Table Value Total: $190,588
                                       (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

                          FORM 13F INFORMATION TABLE

COLUMN 1                 COLUMN 2 COLUMN 3  COLUMN 4      COLUMN 5        COLUMN 6  COLUMN 7        COLUMN 8
--------                 -------- --------- -------- ------------------- ---------- -------- ----------------------
                                                                                                VOTING AUTHORITY
                         TITLE OF            VALUE    SHRS OR   SH/ PUT/ INVESTMENT  OTHER   ----------------------
NAME OF ISSUER            CLASS    CUSIP    (X$1000)  PRN AMT   PRN CALL DISCRETION MANAGER     SOLE    SHARED NONE
--------------           -------- --------- -------- ---------- --- ---- ---------- -------- ---------- ------ ----
Gold Resource Corp.        COM    38068T105 $190,588 14,626,874 SH          SOLE             14,626,874   0     0


[Repeat as Necessary]

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